Consolidated Statements of Changes in Stockholders' Deficit (FY) - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Preferred Stock	Preferred Stock Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Common Stock	Additional Paid-In Capital Preferred Stock	Accumulated Deficit	Accumulated OCI	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	$ (11,193)										$ (38,564)	$ 0	$ 656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(30,984)										(30,845)		(139)
Other comprehensive gain, net of taxes	0
Non-controlling interest acquired	337												337
Distributions to Stockholders	(241)										(241)
Ending balance at Dec. 31, 2023	(18,486)										(64,284)	0	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	7,566
Net loss	(7,526)										(5,219)		(2,307)
Non-controlling interest acquired	3,503												3,503
Ending balance at Mar. 31, 2024	(10,519)										(73,918)		11,543
Beginning balance at Dec. 31, 2023	(18,486)										(64,284)	0	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18,840)
Other comprehensive gain, net of taxes	0
Ending balance at Jun. 30, 2024	(11,702)										(81,568)		15,113
Beginning balance at Dec. 31, 2023	(18,486)										(64,284)	0	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(28,198)										(16,436)		(11,762)
Other comprehensive gain, net of taxes	62											62
Non-controlling interest acquired	13,921												13,921
Preferred Stock, ending balance (in shares) at Oct. 01, 2024				0
Ending balance at Oct. 01, 2024	$ (4,503)			$ 0		$ 0		$ 11,342			(15,845)	0	0
Common Stock, ending balance (in shares) at Oct. 01, 2024	43,589,850					0
Beginning balance at Dec. 31, 2023	$ (18,486)										(64,284)	0	1,559
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000
Ending balance at Dec. 31, 2024	$ 766,293			$ 0		$ 4		502,865			(78,262)	909	340,777
Common Stock, ending balance (in shares) at Dec. 31, 2024	44,597,154					44,597,154
Beginning balance at Mar. 31, 2024	$ (10,519)										(73,918)		11,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	2,852
Net loss	(11,314)										(7,288)		(4,026)
Other comprehensive gain, net of taxes	0
Non-controlling interest acquired	7,348												7,348
Ending balance at Jun. 30, 2024	(11,702)										(81,568)		15,113
Preferred Stock, beginning balance (in shares) at Oct. 01, 2024				0
Beginning balance at Oct. 01, 2024	$ (4,503)			$ 0		$ 0		11,342			(15,845)	0	0
Common Stock, beginning balance (in shares) at Oct. 01, 2024	43,589,850					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of acquisition of Innventure LLC (in shares)						43,589,850
Effect of acquisition of Innventure LLC	$ 804,098					$ 4		461,064					343,030
Reclassification of warrants from liability to equity	1,265							1,265
Issuance of shares, net of issuance costs (in shares)					1,102,000		160,000
Issuance of shares, net of issuance costs		$ 2,083	$ 9,965						$ 2,083	$ 9,965
Issuance of common shares from warrant exercises (in shares)						259,309
Issuance of common shares from warrant exercises	2,982							2,982
Net loss	(70,093)										(61,754)		(8,339)
Other comprehensive gain, net of taxes	909											909
Non-controlling interest acquired	4,129												4,129
Distributions to Stockholders	(663)										(663)
Vesting of contingent at risk sponsor shares (in shares)						587,995
Stock-based compensation	16,338							14,381					1,957
Accrued preferred dividends	$ (217)							(217)
Preferred Stock, ending balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000
Ending balance at Dec. 31, 2024	$ 766,293			$ 0		$ 4		502,865			(78,262)	909	340,777
Common Stock, ending balance (in shares) at Dec. 31, 2024	44,597,154					44,597,154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs (in shares)						161,964
Issuance of shares, net of issuance costs	$ 1,927							1,927
Net loss	(253,674)										(142,997)		(110,677)
Other comprehensive gain, net of taxes	(2,387)											(2,387)
Distributions to Stockholders	(26)										(26)
Stock-based compensation	5,841							4,943					898
Accrued preferred dividends	(217)							(217)
Ending balance at Mar. 31, 2025	$ 525,745					$ 5		484,256			(221,285)	(1,478)	264,247
Common Stock, ending balance (in shares) at Mar. 31, 2025						47,103,800
Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	1,102,000			1,102,000
Beginning balance at Dec. 31, 2024	$ 766,293			$ 0		$ 4		502,865			(78,262)	909	340,777
Common Stock, beginning balance (in shares) at Dec. 31, 2024	44,597,154					44,597,154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (394,949)
Other comprehensive gain, net of taxes	(2,198)
Ending balance at Jun. 30, 2025	$ 426,060					$ 6		525,346			(305,512)	(1,289)	207,509
Common Stock, ending balance (in shares) at Jun. 30, 2025	55,221,494					55,221,494
Beginning balance at Mar. 31, 2025	$ 525,745					$ 5		484,256			(221,285)	(1,478)	264,247
Common Stock, beginning balance (in shares) at Mar. 31, 2025						47,103,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs (in shares)						481,325
Issuance of shares, net of issuance costs	2,625							2,625
Net loss	(141,275)										(84,227)		(57,048)
Other comprehensive gain, net of taxes	189											189
Stock-based compensation	9,406							8,494					912
Ending balance at Jun. 30, 2025	$ 426,060					$ 6		$ 525,346			$ (305,512)	$ (1,289)	$ 207,509
Common Stock, ending balance (in shares) at Jun. 30, 2025	55,221,494					55,221,494